Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
NOTE 4:-	OTHER CURRENT ASSETS

	December 31,
	2018	2017

Government authorities	$48,335	$50,169
Other	16,676	5,129

	$65,011	$55,298